Schedule of deferred tax (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 7,179,118	$ 9,234,500	$ 4,561,053
Deferred tax assets, gross	791,586	1,018,217	753,680
Valuation allowance	(791,586)	(1,018,217)	(753,680)
Deferred tax assets, net of valuation allowance